LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.94%
INVESTMENT COMPANY–96.94%
Global Multi-Asset Fund–96.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	45,100,433	$614,087,496
Total Affiliated Investment (Cost $453,541,238)		614,087,496

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.88%
INVESTMENT COMPANY–2.88%
Money Market Fund–2.88%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	18,253,448	$18,253,448
Total Unaffiliated Investment (Cost $18,253,448)		18,253,448

TOTAL INVESTMENTS–99.82% (Cost $471,794,686)	632,340,944
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,151,218
NET ASSETS APPLICABLE TO 48,797,090 SHARES OUTSTANDING–100.00%	$633,492,162

✧✧Standard Class shares.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
7	CME Australian Dollar Currency Futures	$463,540	$463,021	12/15/25	$519	$—
11	CME British Pound Currency Futures	924,756	930,696	12/15/25	—	(5,940)
16	CME Euro Foreign Exchange Currency Futures	2,358,400	2,355,093	12/15/25	3,307	—
13	CME Japanese Yen Currency Futures	1,107,275	1,111,397	12/15/25	—	(4,122)
					3,826	(10,062)
Equity Contracts:
38	CME E-mini S&P 500 Index Futures	12,803,625	12,626,826	12/19/25	176,799	—
3	CME E-mini S&P MidCap 400 Index Futures	985,860	992,682	12/19/25	—	(6,822)
40	Eurex EURO STOXX 50 Futures	2,602,166	2,560,281	12/19/25	41,885	—
8	FTSE 100 Index Futures	1,012,171	1,002,009	12/19/25	10,162	—
7	OML Stockholm OMXS30 Index Futures	198,154	196,575	10/17/25	1,579	—
3	SFE S&P ASX Share Price Index 200 Futures	440,345	443,374	12/18/25	—	(3,029)
6	TSE TOPIX Futures	1,274,369	1,273,157	12/11/25	1,212	—
					231,637	(9,851)
Total Futures Contracts					$235,463	$(19,913)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes.
LVIP BlackRock Global Allocation Managed Risk Fund–1

LVIP BlackRock Global Allocation Managed Risk Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.94%@
Global Multi-Asset Fund-96.94%@
✧✧LVIP BlackRock Global Allocation Fund	$623,002,877	$23,594,855	$101,517,516	$16,459,731	$52,547,549	$614,087,496	45,100,433	$—	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP BlackRock Global Allocation Managed Risk Fund–2